Significant Accounting Policies - Estimated Useful Lives of Intangible Assets (Details)	Dec. 31, 2023
Trademarks | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets. Estimated useful lives	9 years
Trademarks | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets. Estimated useful lives	20 years
Software | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets. Estimated useful lives	5 years
Software | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets. Estimated useful lives	10 years
Customer Relationship
Finite Lived Intangible Assets [Line Items]
Intangible assets. Estimated useful lives	6 years 3 months
Techniques
Finite Lived Intangible Assets [Line Items]
Intangible assets. Estimated useful lives	10 years
Non-complete
Finite Lived Intangible Assets [Line Items]
Intangible assets. Estimated useful lives	5 years